CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Clinic services	$ 1,091,386	$ 1,507,050	$ 2,134,857
Total direct clinic expenses	417,047	638,834	718,108
Earnings from clinic operations	674,339	868,216	1,416,749
Operating expenses	2,517,681	2,037,008	1,588,007
Legal and professional fees	1,450,141	1,131,041	942,959
Depreciation and amortization expense	123,473	103,372	120,768
Share-based payments	892,417	5,433	0
Loss from operations	(4,309,373)	(2,408,638)	(1,234,985)
Other expenses (income)
Listing fee	1,308,808	0	0
Accretion expense	241,521	667,373	189,922
Interest expense	126,375	186,001	83,705
Gain on debt settlement	0	(106,360)	0
(Gain) loss on change in fair value of warrant liability	(1,598,425)	0	0
Gain on change in fair value of conversion feature	(890,136)	0	0
Impairment of equipment	0	0	14,500
Impairment of intangible assets	64,200	0	64,800
Impairment of assets held for sale	57,072	0	0
Restructuring expense, net	110,424	0	0
Other expense (income), net	60,706	(45,731)	81,822
Other expenses (income)	(519,455)	701,283	434,749
Loss before income taxes	(3,789,918)	(3,109,921)	(1,669,734)
Deferred tax recovery	0	0	78,146
Net loss and comprehensive loss for the year	$ (3,789,918)	$ (3,109,921)	$ (1,591,588)
Loss per share Basic	$ (0.06)	$ (0.06)	$ (0.14)
Loss per share Diluted	$ (0.06)	$ (0.06)	$ (0.14)
Weighted average number of shares outstanding Basic	66,670,041	48,072,262	11,746,166
Weighted average number of shares outstanding Diluted	66,670,041	48,072,262	11,746,166
Medical Personnel Costs
Revenues
Total direct clinic expenses	$ 268,905	$ 456,645	$ 556,246
Travel clinic costs
Revenues
Total direct clinic expenses	$ 148,142	$ 182,189	$ 161,862